Share-based payments	12 Months Ended
Mar. 31, 2026
Share-based payments [Abstract]
Share-based payments	Share-based payments
For the year ended March 31, 2026, Coincheck Parent used its established equity-settled share-based payment program. Under this program, the Company granted Restricted Share Units (the “RSUs”) to managing directors and officers, audit and supervisory board members of the Company, and the Company’s qualified employees and non-employee consultants. The RSUs vest upon the satisfaction of service-based conditions or performance conditions. Once vested, the RSUs are settled by delivery of one Ordinary Share per unit. Certain employees and independent contractors of 3iQ held RSUs that had been granted by 3iQ prior to its acquisition by Coincheck Parent. Pursuant to the terms of the stock purchase agreement to acquire 3iQ, all of such 3iQ RSUs were cancelled, to be replaced at a later date with Coincheck Parent RSUs, and none were in effect as of March 31, 2026. The Coincheck Parent RSUs to replace such cancelled 3iQ RSUs were, in accordance with the terms of such stock purchase agreement, granted by Coincheck Parent on May 15, 2026.
A summary of RSUs activity is as follows:
(1)RSUs with service-based conditions (equity settled)
The RSUs with service-based conditions vest over a service period ranging from ten months to three years.

	Number of shares	Weighted Average Grant Date Fair Value Per Share
Balance as of April 1, 2025	—	$—
Granted	3,971,982	5.39
Vested	(198,909)	5.35
Forfeited and cancelled	(1,928)	5.00
Balance as of March 31, 2026	3,771,145	$5.39
(2)RSUs with performance conditions (equity settled)
The RSUs with performance conditions vest in March 31, 2028, based on the condition that the average closing price for the Ordinary Shares for the 30-calendar-day period up to and including the trading day prior to the date of vesting is at least $12.00 per share.

	Number of shares	Weighted Average Grant Date Fair Value Per Share
Balance as of April 1, 2025	—	$—
Granted	290,522	3.12
Vested	—	—
Forfeited and cancelled	(1,928)	2.85
Balance as of March 31, 2026	288,594	$3.12
The fair value of RSUs with service-based conditions has been measured based on the Company’s observable share price. For RSUs with performance conditions, the fair value has been measured using a Monte Carlo simulation. The valuation of all RSUs has incorporated neither dividends nor other features.
The cost of RSUs is recognized in the consolidated statements of profit or loss and other comprehensive income together with a corresponding increase in share-based payment reserve in the consolidated statements of change in equity. The total cost of RSUs recognized were ¥1,320 million for the year ended March 31, 2026.
As of March 31, 2026, the total unrecognized compensation cost related to unvested RSUs was $14 million, which is expected to be recognized over a weighted-average period of 1.88 years.